CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Unrealized gain (loss) on marketable securities, tax benefit (expense)	$ 0	$ 0	$ 0
Change in pension and other post-retirement benefits, tax benefit (expense)	(8)	9	(23)
Change in fair value of cash flow hedge instruments, tax benefit (expense)	$ (15)	$ (31)	$ (6)